Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Federal Home Loan Bank advances	$ 1,167,000	$ 475,000
Securities sold under agreements to repurchase	315,882	516,297
Total short-term borrowings	1,482,882	991,297
Short-term Debt, Other Disclosures
Outstanding at December 31	1,482,882	991,297
Maximum month-end outstanding balance	1,482,882	2,197,105
Average daily outstanding balance	$ 1,052,088	$ 905,755
Average rate during the year	1.40%	0.83%
Average rate at year end	2.12%	0.82%